Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Clockwise Core Equity & Innovation ETF
Shareholder Report [Line Items]
Fund Name	Clockwise Core Equity & Innovation ETF
Class Name	Clockwise Core Equity & Innovation ETF
Trading Symbol	TIME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clockwise Core Equity & Innovation ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866-864-3968 or by writing to the Clockwise Core Equity & Innovation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	866-864-3968
Additional Information Website	www.clockwisefunds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise Core Equity & Innovation ETF	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 40.79% - at NAV. This compares to the 27.14% total return of the S&P 500® Index. This period represented the return of market confidence as monetary policy ceased its hawkish posture with peak interest rates. With a bias toward exposure to technology and innovation, the Fund capitalized on the increased predictability of supply and demand dynamics to handily outperform broader market averages and the S&P benchmark. The Fund was able to establish positions in attractively valued innovation-focused securities, increase holdings concentration, and optimize portfolio beta for the emergent technology cycle.

What Factors Influenced Performance

- Portfolio Adaptations - Following a prolonged period of rising rates, rates peaked in the early part of the period. This enabled the Fund to adapt from its defense posture focused on the economic cycle to an offensive one to prioritize the technology cycle. This was facilitated through increasing portfolio beta and duration through the augmentation of exposure to innovation and technology securities and greater concentration across holdings.

- Portfolio Construction - During the period, the Fund reduced its cash balances, reduced and/or removed any potential drag from hedging, and, most importantly, adjusted the portfolio beta and duration to adapt to the changing market dynamics.

- Trading - The Fund is actively managed to maximize upside-downside capture via the minimization of both downside risk and upside risk from opportunity cost. This is facilitated through the active management of security price risk relative to market risk. Multiple price targets are maintained for short, medium, and long-term durations to optimize the timing of entry and exit decisions for holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	1 Year	Since Inception (1/27/2022)
Clockwise Core Equity & Innovation ETF - at NAV	40.79%	10.50%
Clockwise Core Equity & Innovation ETF - at Market	40.69%	10.50%
S&P 500® Total Return Index	27.14%	12.62%

Performance Inception Date	Jan. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,113,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 188,604
Investment Company, Portfolio Turnover	648.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$22,113
Number of Holdings	42
Total Advisory Fee Paid	$188,604
Annual Portfolio Turnover	648%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Sector Breakdown (% of net assets)
Exposure Basis Explanation [Text Block]

Positioning of the Fund

The following represents the positioning of the Fund for the 2024 fiscal year:

· Mid-to-high innovation exposure

· Lower cash balances

· Beta range of 0.9-1.2

· Cyclical tactical exposure

· Limited hedging

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Verizon Communications, Inc.	5.1
Robinhood Markets, Inc. - Class A	5.0
NVIDIA Corp.	4.5
Spotify Technology SA	4.1
Amazon.com, Inc.	4.1
Apple, Inc.	4.0
The Procter & Gamble Co.	4.0
Comfort Systems USA, Inc.	3.7
NextEra Energy, Inc.	3.3
Meta Platforms, Inc. - Class A	3.0

Material Fund Change [Text Block]

How has the Fund changed?

In connection with the Reorganization, the Fund assumed the assets and liabilities of the Predecessor Fund as of the close of business on June 21, 2024. All historical financial information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Fund.

Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In connection with the Reorganization, on April 9, 2024, the Tidal Trust II Audit Committee approved the decision to appoint Cohen & Company, Ltd. as the Fund's independent registered public accounting firm. Prior to the Reorganization, Ernst & Young LLP served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.